Document and Entity Information	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Entity Registrant Name	Artemis Therapeutics, Inc.
Entity Central Index Key	0001062128
Document Type	S-1/A
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false